Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.19025%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$635,993.42

Principal:
Principal Collections	$11,824,722.97
Prepayments in Full	$4,255,247.25
Liquidation Proceeds	$30,388.78
Recoveries	$63,527.56
Sub Total	$16,173,886.56
Collections	$16,809,879.98

Purchase Amounts:
Purchase Amounts Related to Principal	$383,858.25
Purchase Amounts Related to Interest	$1,691.09
Sub Total	$385,549.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,195,429.32

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,195,429.32
Servicing Fee	$196,139.31	$196,139.31	$0.00	$0.00	$16,999,290.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,999,290.01
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,999,290.01
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,999,290.01
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,999,290.01
Interest - Class A-4 Notes	$283,489.16	$283,489.16	$0.00	$0.00	$16,715,800.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,715,800.85
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$16,587,534.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,587,534.18
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$16,498,057.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,498,057.51
Regular Principal Payment	$15,057,564.33	$15,057,564.33	$0.00	$0.00	$1,440,493.18
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,440,493.18
Residual Released to Depositor	$0.00	$1,440,493.18	$0.00	$0.00	$0.00
Total		$17,195,429.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,057,564.33
Total					$15,057,564.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,057,564.33	$115.68	$283,489.16	$2.18	$15,341,053.49	$117.86
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$15,057,564.33	$9.54	$501,232.50	$0.32	$15,558,796.83	$9.86

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$107,654,112.86	0.8270271	$92,596,548.53	0.7113509
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$186,594,112.86	0.1181836	$171,536,548.53	0.1086465

Pool Information
Weighted Average APR	3.327%	3.332%
Weighted Average Remaining Term	23.19	22.41
Number of Receivables Outstanding	22,402	21,622
Pool Balance	$235,367,173.54	$218,845,155.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$218,171,194.66	$203,113,630.33
Pool Factor	0.1362079	0.1266465

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$15,731,525.25
Targeted Overcollateralization Amount	$47,308,607.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,308,607.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$27,800.71
(Recoveries)		119	$63,527.56
Net Loss for Current Collection Period			$(35,726.85)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1822%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1367%
Second Prior Collection Period			-0.4834%
Prior Collection Period			0.0939%
Current Collection Period			-0.1888%
Four Month Average (Current and Prior Three Collection Periods)			-0.1104%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,098	$14,667,794.28
(Cumulative Recoveries)			$3,566,392.30
Cumulative Net Loss for All Collection Periods			$11,101,401.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6424%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,579.26
Average Net Loss for Receivables that have experienced a Realized Loss			$2,708.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	193	$2,719,122.30
61-90 Days Delinquent	0.16%	24	$351,160.51
91-120 Days Delinquent	0.03%	6	$68,019.86
Over 120 Days Delinquent	0.25%	35	$557,441.39
Total Delinquent Receivables	1.69%	258	$3,695,744.06

Repossession Inventory:
Repossessed in the Current Collection Period		7	$104,780.20
Total Repossessed Inventory		9	$164,870.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3257%
Prior Collection Period			0.2723%
Current Collection Period			0.3006%
Three Month Average			0.2995%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4463%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	42

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$661,607.33
2 Months Extended	72	$1,056,842.54
3+ Months Extended	13	$186,256.84

Total Receivables Extended	131	$1,904,706.71

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer